INVESTMENTS IN MARKETABLE DEBT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2011
Marketable Debt Securities

Marketable debt securities consisted of the following at December 31:

2011	AMORTIZED COST	UNREALIZED GAINS	UNREALIZED LOSSES	FAIR VALUE

U.S. tax-exempt securities	$291.9	$2.6	$.1	$294.4
U.S. corporate securities	27.4	.3	.2	27.5
U.S. government and agency securities	1.9			1.9
Non-U.S. government securities	361.2	6.0	.1	367.1
Non-U.S. corporate securities	148.0	.5	.2	148.3
Other debt securities	70.3	.6		70.9

	$900.7	$10.0	$.6	$910.1

2010	AMORTIZED COST	UNREALIZED GAINS	UNREALIZED LOSSES	FAIR VALUE

U.S. tax-exempt securities	$364.9	$.8	$.3	$365.4
U.S. corporate securities	27.3	.3		27.6
U.S. government and agency securities	2.7			2.7
Non-U.S. corporate securities	37.0			37.0
Other debt securities	17.8			17.8

	$449.7	$1.1	$.3	$450.5

Contractual Maturities of Debt Securities

Contractual maturities at December 31, 2011 were as follows:

Maturities:	AMORTIZED COST	FAIR VALUE
Within one year	$259.7	$260.1
One to five years	633.9	642.9
Ten or more years	7.1	7.1

	$900.7	$910.1